Share-based payment arrangements - LTIP (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) SFr / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 SFr / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SFr / shares
Restricted shares
Summary of the activity related to share-based compensation arrangements.
Vesting period	3 years
LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition period for eligibility	3 years
Summary of the activity related to share-based compensation arrangements.
Unrecognized compensation cost at end of period | $	$ 59	$ 59
Weighted average period over which unrecognized share-based compensation costs are expected to be reported	2 years
LTIP | Performance shares
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares) | shares	1.3
Granted (in number of shares) | shares	0.9
Vested (in number of shares) | shares	(0.4)
Forfeited (in number of shares) | shares	(0.3)
End of period (in number of shares) | shares	1.5		1.3
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share) | SFr / shares		$ 12.76
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share) | SFr / shares		38.92		SFr 10.50		SFr 15.94
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share) | SFr / shares		25.78
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share) | SFr / shares		19.82
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share) | SFr / shares		23.23		12.76
Aggregate fair value of shares, at the dates of grant | $	$ 37				$ 18
Grant-date fair value of shares vested | $					$ 21
LTIP | Restricted shares
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares) | shares	1.2
Granted (in number of shares) | shares	0.9
Forfeited (in number of shares) | shares	(0.1)
End of period (in number of shares) | shares	2.0		1.2
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share) | SFr / shares		15.80
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share) | SFr / shares		26.39		15.76
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share) | SFr / shares		18.09
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share) | SFr / shares		$ 20.61		SFr 15.80
Aggregate fair value of shares, at the dates of grant | $	$ 26		$ 22
LTIP 2019 Launches | Performance shares to be settled in equity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested award to be received if criteria threshold is met	65.00%
LTIP 2019 Launches | Performance shares to be settled in either cash or equity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested award to be received if criteria threshold is met	35.00%
TSR component of LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period when shares will be delivered based on Company results	3 years		3 years		3 years
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant	200.00%
EPS component of LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of weighted cumulative earnings per share performance	3 years		3 years		3 years
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant	200.00%
LTIP 2021 and 2020 Launches | Performance shares to be settled in either cash or equity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested award to be received if criteria threshold is met	35.00%